Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,739	¥15,441
Accounts	528,032	556,983

	544,771	572,424
Less allowance for doubtful receivables	(11,563)	(14,920)

	¥533,208	¥557,504